Expense Example, No Redemption - Federated Hermes Strategic Dividend Growth Fund Inc.	Nov. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 659
Expense Example, No Redemption, 3 Years	889
Expense Example, No Redemption, 5 Years	1,138
Expense Example, No Redemption, 10 Years	1,849
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	597
Expense Example, No Redemption, 5 Years	1,026
Expense Example, No Redemption, 10 Years	2,022
F
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	239
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	848
Expense Example, No Redemption, 10 Years	1,741
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	160
Expense Example, No Redemption, 3 Years	496
Expense Example, No Redemption, 5 Years	855
Expense Example, No Redemption, 10 Years	1,867
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	$ 1,108